INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Undistributed earnings of foreign subsidiaries to be permanently reinvested	$ 63,200,000
Net operating losses carried forward	$ 2,992,750
Expiration of net operating losses carried forward	December 31, 2017